Employee Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plans

Note 10. Employee Benefit Plans

The Company maintains defined contribution benefit plans under Section 401(k) of the Internal Revenue Code covering substantially all qualified employees of the Company (the “401(k) Plan”). Under the 401(k) Plan, the Company may make discretionary contributions of up to 100% of employee contributions. During the three months ended March 31, 2021 and 2020, the Company made contributions to the 401(k) Plan of $3 and $4, respectively.

Note 11. Employee Benefit Plans

The Company maintains defined contribution benefit plans under Section 401(k) of the Internal Revenue Code covering substantially all qualified employees of the Company (the “401(k) Plan”). Under the 401(k) Plan, the Company may make discretionary contributions of up to 100% of employee contributions. During the years ended December 31, 2020 and 2019, the Company made contributions to the 401(k) Plan of $11 and $18, respectively.